Details to the consolidated cash flow statements (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Income taxes paid (refund), classified as operating activities	$ 2,787	$ 1,702	$ 1,856
Income taxes paid refund classified as operating activities total company	2,949	1,975	2,342
Discontinued operations
Statement [line items]
Income taxes paid refund classified as operating activities discontinued operations	$ 162	$ 273	$ 486